STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 3,000	$ 0	$ 0	$ 0		$ 309,783